UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	July 24, 2009

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:    $213,430

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

ACE LIMITED CMN                       COM  H0023R105   8,846,000     200,000 SH           SOLE             200,000
AMERICAN EXPRESS CO. CMN              COM  025816109   3,486,000     150,000 SH           SOLE             150,000
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409   9,084,000     600,000 SH           SOLE             600,000
AON CORPORATION CMN                   COM  037389103  10,414,000     275,000 SH           SOLE             275,000
ASSURANT, INC. CMN                    COM  04621X108  19,272,000     800,000 SH           SOLE             800,000
BANK OF AMERICA CORP CMN              COM  060505104   8,518,000     645,298 SH           SOLE             645,298
THE BANK OF NY MELLON CORP CMN        COM  064058100   7,328,000     250,000 SH           SOLE             250,000
BLACKROCK INC. CMN                    COM  09247X101   7,017,000      40,000 SH           SOLE              40,000
BROADRIDGE FINANCIAL SOLUTIONS IN CMN COM  11133T103   6,632,000     400,000 SH           SOLE             400,000
CME GROUP INC. CMN CLASS A	      COM  12572Q105   6,222,000      20,000 SH           SOLE              20,000
CVB FINCL CORP CMN                    COM  126600105   3,310,000     554,482 SH           SOLE             554,482
CHUBB CORP CMN                        COM  171232101   5,982,000     150,000 SH           SOLE             150,000
FTI CONSULTING,INC. CMN               COM  302941109   2,536,000      50,000 SH           SOLE              50,000
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106   7,984,000     400,000 SH           SOLE             400,000
GENWORTH FINANCIAL INC CMN CLASS A    COM  37247D106   2,097,000     300,000 SH           SOLE             300,000
GOLDMAN SACHS GROUP, INC. CMN         COM  38141G104   7,372,000      50,000 SH           SOLE              50,000
JP MORGAN CHASE & CO CMN              COM  46625H100   4,093,000     120,000 SH           SOLE             120,000
LENDER PROCESSING SERVICES, INC. CMN  COM  52602E102  10,414,000     375,000 SH           SOLE             375,000
LINCOLN NATIONAL CORP CMN             COM  534187109   2,151,000     125,000 SH           SOLE             125,000
MGIC INVESTMENT CORP CMN              COM  552848103     880,000     200,000 SH           SOLE             200,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104   8,366,000      50,000 SH           SOLE              50,000
PNC FINANCIAL SERVICES GROUP CMN      COM  693475105   4,851,000     125,000 SH           SOLE             125,000
PRINCIPAL FINANCIAL GROUP, INC. CMN   COM  74251V102   3,768,000     200,000 SH           SOLE             200,000
RLI CORP CMN                          COM  749607107   6,720,000     150,000 SH           SOLE             150,000
REINSURANCE GROUP AMER INC CMN        COM  759351604   8,727,000     250,000 SH           SOLE             250,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103  10,472,000     225,000 SH           SOLE             225,000
STATE STREET CORPORATION(NEW) CMN     COM  857477103   9,440,000     200,000 SH           SOLE             200,000
TOTAL SYS SVC INC CMN                 COM  891906109   6,695,000     500,000 SH           SOLE             500,000
u.s. BANCORP CMN                      COM  902973304   8.960,000     500,000 SH           SOLE             500,000
UNITED AMERICA INDEMNITY LTD CMN CL A COM  90933T109   3,593,000     750,000 SH           SOLE             750,000
WESTERN UNION COMPANY CMN             COM  959802109   8,200,000     500,000 SH           SOLE             500,000
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